CALAMOS INVESTMENT TRUST

Supplement dated July 21, 2020 to the

CALAMOS® FAMILY OF FUNDS

Summary Prospectus of Calamos Evolving World Growth Fund, dated February 28, 2020, and the

Prospectus and Statement of Additional Information,

each dated February 28, 2020, as amended April 1, 2020, April 30, 2020, and June 5, 2020

Effective August 1, 2020, the table under the section “Fees and Expenses of the Fund” in the Summary Prospectus and on page 68 of the Prospectus is hereby deleted and replaced with the following:

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS C	CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS C	CLASS I
Management Fees	1.10%	1.10%	1.10%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%	None
Other Expenses	0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses	1.64%	2.39%	1.39%
Expense Reimbursement[1]	(0.34)%	(0.34)%	(0.34)%
Total Annual Fund Operating Expenses After Reimbursement	1.30%	2.05%	1.05%

1

The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through March 1, 2022 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class C, and Class I are limited to 1.30%, 2.05%, and 1.05% of average net assets, respectively. Calamos Advisors may recapture previously waived expense amounts within the same fiscal year for any day where the respective Fund’s expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on Calamos Advisors and any of its successors and assigns. This agreement is not terminable by either party.

Effective August 1, 2020, the section titled “Example” in the Summary Prospectus and beginning on page 68 of the Prospectus is hereby deleted and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the period through March 1, 2022 only. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

You would pay the following expenses if you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years
Class A	601	917	1,275	2,282
Class C	308	693	1,226	2,684
Class I	107	386	708	1,621

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A	601	917	1,275	2,282
Class C	208	693	1,226	2,684
Class I	107	386	708	1,621

Effective August 1, 2020, the first paragraph on page 120 of the Prospectus shall be deleted and replaced with the following:

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of the Market Neutral Income Fund, Convertible Fund, Growth Fund, Growth and Income Fund, and Global Growth and Income Fund, as a percentage of the average net assets of the particular class of shares, to 1.75% for Class A shares, 2.50% for Class C shares, and 1.50% for Class I shares. For purposes of this expense limitation agreement, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any. This expense limitation agreement is binding on CALAMOS ADVISORS through March 1, 2022 for each Fund. This undertaking is binding on CALAMOS ADVISORS and any of its successors and assigns. This agreement is not terminable by either party.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of the Evolving World Growth Fund, as a percentage of the average net assets of the particular class of shares, to 1.30% for Class A shares, 2.05% for Class C shares, and 1.05% for Class I shares. For purposes of this expense limitation agreement, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any. This expense limitation agreement is binding on CALAMOS ADVISORS through March 1, 2022 for each Fund. This undertaking is binding on CALAMOS ADVISORS and any of its successors and assigns. This agreement is not terminable by either party.

Effective August 1, 2020, the second paragraph and proceeding table in the section “Expenses” beginning on page 58 of the Statement of Additional Information shall be deleted and replaced with the following:

Calamos Advisors contractually agreed to limit the annual operating expenses of each class of shares of each Fund in excess of certain limits through the limitation period as reflected in the table below. For purposes of this agreement, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any.

Fund	Class	Limitation Period	Expense Limitation
Calamos Market Neutral Income Fund	Class A	3/1/2022	1.75%
	Class C	3/1/2022	2.50%
	Class I	3/1/2022	1.50%

Calamos Hedged Equity Fund	Class A	2/28/2021	1.15%
		3/1/2022	1.25%
	Class C	2/28/2021	1.90%
		3/1/2022	2.00%
	Class I	2/28/2021	0.90%
		3/1/2022	1.00%

Calamos Phineus Long/Short Fund	Class A	3/1/2022	2.00%
	Class C	3/1/2022	2.75%
	Class I	3/1/2022	1.75%

Fund	Class	Limitation Period	Expense Limitation
Calamos Convertible Fund	Class A	3/1/2022	1.75%
	Class C	3/1/2022	2.50%
	Class I	3/1/2022	1.50%

Calamos Global Convertible Fund	Class A	3/1/2022	1.35%
	Class C	3/1/2022	2.10%
	Class I	3/1/2022	1.10%

Calamos Timpani Small Cap Growth Fund	Class A	3/1/2022	1.30%
	Class I	3/1/2022	1.05%
	Class R6	3/1/2022	1.05%*

Calamos Timpani SMID Growth Fund	Class A	3/1/2022	1.35%
	Class I	3/1/2022	1.10%
	Class R6	3/1/2022	1.10%**

Calamos Growth Fund	Class A	3/1/2022	1.75%
	Class C	3/1/2022	2.50%
	Class I	3/1/2022	1.50%

Calamos Growth and Income Fund	Class A	3/1/2022	1.75%
	Class C	3/1/2022	2.50%
	Class I	3/1/2022	1.50%

Calamos Dividend Growth Fund	Class A	3/1/2022	1.35%
	Class C	3/1/2022	2.10%
	Class I	3/1/2022	1.10%

Calamos Select Fund	Class A	3/1/2022	1.15%
	Class C	3/1/2022	1.90%
	Class I	3/1/2022	0.90%

Calamos International Growth Fund	Class A	3/1/2022	1.10%
	Class C	3/1/2022	1.85%
	Class I	3/1/2022	0.85%
	Class R6	3/1/2022	0.85%***

Calamos Evolving World Growth Fund	Class A	3/1/2022	1.30%
	Class C	3/1/2022	2.05%
	Class I	3/1/2022	1.05%

Calamos Global Equity Fund	Class A	3/1/2022	1.40%
	Class C	3/1/2022	2.15%
	Class I	3/1/2022	1.15%

Calamos Global Growth and Income Fund	Class A	3/1/2022	1.75%
	Class C	3/1/2022	2.50%
	Class I	3/1/2022	1.50%

Calamos Total Return Bond Fund	Class A	3/1/2022	0.90%
	Class C	3/1/2022	1.65%
	Class I	3/1/2022	0.65%

Fund	Class	Limitation Period	Expense Limitation
Calamos High Income Opportunities Fund	Class A	3/1/2022	1.00%
	Class C	3/1/2022	1.75%
	Class I	3/1/2022	0.75%

Calamos Short-Term Bond Fund	Class A	3/1/2022	0.65%
	Class I	3/1/2022	0.40%

*

Class R6 Total Annual Operating Expenses are limited to 1.05% less Timpani Small Cap Growth Fund’s annual sub-transfer agency ratio (the aggregate sub-transfer agency fees of the Timpani Small Cap Growth Fund’s other share classes divided by the aggregate average annual net assets of the Timpani Small Cap Growth Fund’s other share classes).

**

Class R6 Total Annual Operating Expenses are limited to 1.10% less Timpani SMID Growth Fund’s annual sub-transfer agency ratio (the aggregate sub-transfer agency fees of the Timpani SMID Growth Fund’s other share classes divided by the aggregate average annual net assets of the Timpani SMID Growth Fund’s other share classes).

***

Class R6 Total Annual Operating Expenses are limited to 0.85% less International Growth Fund’s annual sub-transfer agency ratio (the aggregate sub-transfer agency fees of the International Growth Fund’s other share classes divided by the aggregate average annual net assets of the International Growth Fund’s other share classes).

Please retain this supplement for future reference